Interim consolidated statement of comprehensive income/(loss) - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Interim consolidated statement of comprehensive income/(loss) - unaudited
Profit/(loss) for the period	£ 6,306	£ (1,402)	£ (20,210)	£ (16,941)
Items that may be reclassified to profit or loss
Movement on hedges	2,106	1,395	1,718	1,166
Income tax expense relating to movements on hedges	(516)	(350)	(419)	(291)
Other comprehensive income for the period, net of income tax	1,590	1,045	1,299	875
Total comprehensive income/(loss) for the period	£ 7,896	£ (357)	£ (18,911)	£ (16,066)